CONCENTRATIONS OF RISK	6 Months Ended
Aug. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 14 – CONCENTRATIONS OF RISK

Customers Concentrations

The following table sets forth information as to each customer that generates income which accounted for over 10% of the Company’s revenues for the six months ended August 31, 2025 and 2024.

	For the Six Months Ended August 31,
Customers	2025		2024
	$	%	$	%
A	935,845	99.8%	-	-
B	1,509	0.2%	-	-
C	-	-	24,380	100.0%

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable as of August 31, 2025 and February 28, 2025.

Customers	August 31, 2025		February 28, 2025
	$	%	$	%
D	164,671	39.5%	-	-
A	142,077	34.1%	-	-
E	93,494	22.4%	120,000	46.9%
F	16,507	4.0%	22,260	8.7%
G	-	-	110,000	43.0%
H	-	-	3,643	1.4%

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase for the six months ended August 31, 2025 and 2024.

	For the Six Months Ended August 31,
Suppliers	2025		2024
	$	%	$	%
I	278,194	49.6%	-	-
J	247,523	44.1%	-	-
K	27,183	4.8%	-	-
L	1,291	0.2%	-	-
M	949	0.2%	-	-
N	-	-	23,182	97.5%
O	-	-	600	2.5%

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)